Convertible Debenture - Related Party (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Borrowings on notes payable - related party	$ 82,025	$ 213,700	$ 285,275	$ 322,000
Notes Payable Related Party [Member]
Notes payable - related party at beginning of period	470,603	$ 231,569	231,569
Borrowings on notes payable - related party	41,000		215,500
Beneficial conversion feature	(518,225)
Reclassification to paid in capital of beneficial conversion for conversion to common stock	492,745
Conversion to common stock	(484,650)
Repayments	(16,715)
Amortization of beneficial conversion feature	25,480
Accumulated interest	7,188		$ (23,534)
Notes payable - related party	$ 17,426